Accrued expenses and other liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accrued expenses and other liabilities
Other payable	¥ 139,341		¥ 139,341
Non-controlling interests	13,754	$ 1,884	¥ 13,076
Huatai Ningxia
Accrued expenses and other liabilities
Other payable	139,341
Non-controlling interests	150,000
Loss from operations	¥ 10,659